Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified																																																	12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Utility [Member]	Dec. 31, 2012 Utility [Member]	Dec. 31, 2013 Pg E Corporation [Member]	Dec. 31, 2012 Pg E Corporation [Member]	Dec. 31, 2013 Senior Notes, 5.75%, Due 2014 [Member] Pg E Corporation [Member]	Dec. 31, 2012 Senior Notes, 5.75%, Due 2014 [Member] Pg E Corporation [Member]	Dec. 31, 2013 Senior Notes, 6.25% Due 2013 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 6.25% Due 2013 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 4.80% Due 2014 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.80% Due 2014 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 5.625% Due 2017 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 5.625% Due 2017 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 8.25% Due 2018 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 8.25% Due 2018 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 3.50% Due 2020 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 3.50% Due 2020 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 4.25% Due 2021[Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.25% Due 2021[Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 3.25% Due 2021 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2021 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 2.45% Due 2022 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 2.45% Due 2022 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 3.25% Due 2023 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2023 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 3.85% Due 2023 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 3.85% Due 2023 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 6.05% Due 2034 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 6.05% Due 2034 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 5.80% Due 2037 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 5.80% Due 2037 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 6.35% Due 2038 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 6.35% Due 2038 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 6.25% Due 2039 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 6.25% Due 2039 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 5.40% Due 2040 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 5.40% Due 2040 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 4.50% Due 2041 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.50% Due 2041 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 4.45% Due 2042 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.45% Due 2042 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 3.75% Due 2042 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 3.75% Due 2042 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 4.60% Due 2043 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.60% Due 2043 [Member] Utility [Member]	Dec. 31, 2013 Senior Notes, 5.125% Due 2043 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 5.125% Due 2043 [Member] Utility [Member]	Dec. 31, 2013 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member]	Dec. 31, 2013 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member] Utility [Member]		Dec. 31, 2012 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member] Utility [Member]		Dec. 31, 2013 Pollution Control Bonds, Series 2004 A-D, 4.75%, Due 2023 [Member] Utility [Member]		Dec. 31, 2012 Pollution Control Bonds, Series 2004 A-D, 4.75%, Due 2023 [Member] Utility [Member]		Dec. 31, 2013 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member]	Dec. 31, 2013 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member] Utility [Member]		Dec. 31, 2012 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member] Utility [Member]
Debt [Line Items]
Senior notes					$ 0	$ 350	$ 350	$ 350	$ 0	$ 400	$ 539	$ 1,000	$ 700	$ 700	$ 800	$ 800	$ 800	$ 800	$ 300	$ 300	$ 250	$ 250	$ 400	$ 400	$ 375	$ 0	$ 300	$ 0	$ 3,000	$ 3,000	$ 950	$ 950	$ 400	$ 400	$ 550	$ 550	$ 800	$ 800	$ 250	$ 250	$ 400	$ 400	$ 350	$ 350	$ 375	$ 0	$ 500	$ 0
Less: current portion			(539)	(400)	(350)	0
Unamortized discount, net of premium			(51)	(51)
Total senior notes, net of current portion			11,449	10,899
Pollution control bonds																																																		614	[1],[2]	614	[1],[2]	345	[3]	345	[3]		309	[4],[5],[6]	309	[4],[5]
Total pollution control bonds			1,268	1,268
Total long-term debt, net of current portion	$ 12,717	$ 12,517	$ 12,717	$ 12,167	$ 0	$ 349
Interest rate on bonds, minimum																																																	0.01%									0.01%
Interest rate on bonds, maximum																																																	0.04%									0.02%

[1]	At December 31, 2013, interest rates on these bonds and the related loans ranged from 0.01% to 0.04%.
[2]	Each series of these bonds is supported by a separate letter of credit. In April 2013, the letters of credit were extended to April 1, 2018. Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.
[3]	The Utility has obtained credit support from an insurance company for these bonds.
[4]	Each series of these bonds is supported by a separate direct-pay letter of credit. Series A and B letters of credit expire on May 31, 2016. In October 2013, Series C and D letters of credit were extended to December 3, 2016 to coincide with the maturity of the underlying bonds. Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.
[5]	At December 31, 2013, interest rates on these bonds and the related loans ranged from 0.01% to 0.02%.
[6]	Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each period.